Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Sep. 30, 2024	Mar. 31, 2024
Class A Ordinary Shares
Ordinary shares, par value per share (in Dollars per share)	[1]	$ 0.001	$ 0.001
Ordinary shares, shares authorized	[1]	140,000,000	140,000,000
Ordinary shares, shares issued	[1]	37,027,141	37,015,807
Ordinary shares, shares outstanding	[1]	37,027,141	37,015,807
Class B Ordinary Shares
Ordinary shares, par value per share (in Dollars per share)	[1]	$ 0.001	$ 0.001
Ordinary shares, shares authorized	[1]	10,000,000	10,000,000
Ordinary shares, shares issued	[1]
Ordinary shares, shares outstanding	[1]

[1]	The shares and per share information are presented on a retroactive basis to reflect the reclassification of Class A and Class B ordinary shares (Note 1).